COMMITMENTS, CONTINGENCIES AND GUARANTEES - Other Commitments and Contingencies (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites	CAD 32		CAD 31	CAD 32
Ironwood
Other Commitments
Purchase price | $		$ 657
Natural Gas Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	900		900
Liquids Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	800		1,800
Energy | Capital expenditures
Other Commitments
Commitment for capital expenditures	CAD 600		CAD 200